Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination

5. Business combination

In October 2020, the Group completed the acquisition of Leya a company which is primarily engaged in operations of one online dental clinic platform, by acquiring 63.37% of Leya’s equity interest and obtaining two out of three board seats of the Leya.

The aggregate payment for the acquisition consists of a fixed payment of cash of RMB41.8 million (including loans assumed by the group). The Company is obligated to acquire the remaining equity interest in three tranches in the following three years if certain pre-agreed performance conditions are met.

5. Business combination (Continued)

The acquisition was accounted for as a business combination and RMB2,500 of technology and RMB18,000 of customer relationship were recognized as intangible assets at fair value on October 20, 2020. The Group’s obligation on satisfaction of pre-agreed performance conditions to purchase 36.63% common shares held by co-founders are considered a contingent redeemable non-controlling interest and classified in mezzanine equity measured at its fair value about RMB24,135. The Group made estimates and judgements in determining the fair value of intangible assets and non-controlling interest in mezzanine equity with the assistance from an independent valuation firm. The significant estimates and assumptions mainly include the projected revenue, projected operating results, probability to meet performance conditions, royalty rates, customer attrition rates, and discount rate. The Company determined discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. The consideration was allocated on the acquisition date as follows:

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Customer relationship	18,000	8
Technology	2,500	7
Cash and cash equivalents	887
Other assets	1,176
Goodwill	48,500
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797

The excess of the purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Leya. The goodwill is not deductible for tax purposes.

The amount of revenue and net loss of Leya from the acquisition date to December 31, 2020 were not material to the consolidated financial statements.

Pro forma results of operations for Leya acquisition has not been presented because it was not material to the consolidated financial statements.